financing costs	6 Months Ended
Jun. 30, 2018
financing costs
financing costs

9financing costs

		Three months		Six months
Periods ended June 30 (millions)	Note	2018	2017	2018	2017
Interest expense
Interest on long-term debt		$151	$140	$295	$278
Interest on short-term borrowings and other		(1)	1	1	2
Interest accretion on provisions	25	6	3	10	6

		156	144	306	286
Employee defined benefit plans net interest	15(a)	3	2	7	3
Foreign exchange		(6)	(3)	(2)	(8)

		153	143	311	281
Interest income		(3)	(1)	(5)	(1)

		$150	$142	$306	$280